Calvert
Balanced Fund
December 31, 2020
Schedule of Investments (Unaudited)

Asset-Backed Securities — 4.9%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$445	$ 470,200
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	107	108,502
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	2,137	2,089,234
Conn's Receivables Funding, LLC:
Series 2019-A, Class A, 3.40%, 10/16/23(1)	179	180,089
Series 2019-A, Class B, 4.36%, 10/16/23(1)	227	228,081
Series 2019-B, Class A, 2.66%, 6/17/24(1)	200	200,035
Series 2019-B, Class B, 3.62%, 6/17/24(1)	295	296,038
Series 2020-A, Class B, 4.27%, 6/16/25(1)	135	135,642
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	165	175,769
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40(1)	116	118,731
Driven Brands Funding, LLC:
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	127	135,078
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	297	313,034
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	805	836,561
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	80	81,860
FOCUS Brands Funding, LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47(1)	1,226	1,230,072
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	347	334,371
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	435	448,185
InSite Issuer, LLC:
Series 2016-1A, Class A, 2.883%, 11/15/46(1)	345	356,815
Series 2016-1A, Class C, 6.414%, 11/15/46(1)	50	53,920
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	973	1,001,682
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	635	682,366
Lunar Aircraft, Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	130	104,444
Marlette Funding Trust:
Series 2020-2A, Class B, 1.83%, 9/16/30(1)	425	429,871
Series 2020-2A, Class C, 2.83%, 9/16/30(1)	107	109,949
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	658	709,153
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	1,801	1,868,222
Series 2019-2A, Class C, 4.35%, 9/20/40(1)	416	412,712
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	196	201,066
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	161	168,456
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	396	393,785
Security	Principal Amount (000's omitted)	Value
Mosaic Solar Loan Trust: (continued)
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	$572	$ 569,163
OneMain Financial Issuance Trust:
Series 2016-3A, Class A, 3.83%, 6/18/31(1)	625	637,928
Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	220	220,477
Oportun Funding IX, LLC, Series 2018-B, Class A, 3.91%, 7/8/24(1)	1,486	1,497,542
Oportun Funding VIII, LLC, Series 2018-A, Class A, 3.61%, 3/8/24(1)	1,528	1,528,000
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	1,065	1,067,780
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	142	141,851
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	624	590,533
Prosper Marketplace Issuance Trust, Series 2017-1A, Class C, 5.80%, 6/15/23(1)	39	38,944
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25(1)	20	20,413
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49(1)	1,000	1,072,081
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	354	362,911
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	447	457,423
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	2,579	2,764,672
Small Business Lending Trust:
Series 2019-A, Class A, 2.85%, 7/15/26(1)	245	245,075
Series 2020-A, Class A, 2.62%, 12/15/26(1)	266	264,717
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	461	453,460
SolarCity LMC Series II, LLC, Series 2014-1, Class A, 4.59%, 4/20/44(1)	429	426,381
SolarCity LMC Series III, LLC:
Series 2014-2, Class A, 4.02%, 7/20/44(1)	1,452	1,482,420
Series 2014-2, Class B, 5.44%, 7/20/44(1)	1,695	1,734,703
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,671	1,792,129
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	1,232	1,243,635
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28(1)	35	35,655
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	5,006	5,374,336
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	405	421,567
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	1,475	1,487,676
Sunnova Sol Issuer, LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)	251	266,565
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	488	523,090

Calvert
Balanced Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Sunrun Callisto Issuer, LLC, Series 2015-1A, Class B, 5.38%, 7/20/45(1)	$474	$ 469,910
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	345	364,977
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	755	776,538
Tesla Auto Lease Trust:
Series 2018-B, Class A, 3.71%, 8/20/21(1)	696	700,108
Series 2019-A, Class A2, 2.13%, 4/20/22(1)	261	263,512
Series 2019-A, Class A3, 2.16%, 10/20/22(1)	2,016	2,060,350
Series 2019-A, Class A4, 2.20%, 11/21/22(1)	395	405,029
Series 2020-A, Class A3, 0.68%, 12/20/23(1)	160	160,999
Series 2020-A, Class A4, 0.78%, 12/20/23(1)	204	205,506
Theorem Funding Trust, Series 2020-1A, Class A, 2.48%, 10/15/26(1)	76	76,223
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class C, 4.50%, 5/17/32(1)	134	47,955
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	1,302	1,419,483
Vantage Data Centers Issuer, LLC:
Series 2018-2A, Class A2, 4.196%, 11/16/43(1)	162	168,037
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,515	1,588,704
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	1,405	1,420,060
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	1,035	1,068,811
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	388	290,868
Series 2020-A, Class C, 6.657%, 3/15/45(1)	226	122,046
Total Asset-Backed Securities (identified cost $51,174,138)		$52,204,166

Collateralized Mortgage Obligations — 1.5%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd., Series 2020-4A, Class M2A, 2.75%, (1 mo. USD LIBOR + 2.60%), 6/25/30(1)(2)	$306	$ 307,735
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 3.398%, (1 mo. USD LIBOR + 3.25%), 5/25/25(2)	689	701,651
Series 2017-DNA3, Class M2, 2.648%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	923	936,431
Series 2017-HQA2, Class M2, 2.798%, (1 mo. USD LIBOR + 2.65%), 12/25/29(2)	404	405,259
Series 2018-DNA1, Class M2, 1.948%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	580	574,640
Series 2018-DNA1, Class M2AT, 1.198%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	770	768,696
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes: (continued)
Series 2019-DNA2, Class M2, 2.598%, (1 mo. USD LIBOR + 2.45%), 3/25/49(1)(2)	$140	$ 139,581
Series 2019-DNA3, Class M2, 2.198%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	1,752	1,743,178
Series 2019-DNA4, Class M2, 2.098%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	739	738,040
Series 2019-HQA2, Class M2, 2.198%, (1 mo. USD LIBOR + 2.05%), 4/25/49(1)(2)	65	64,011
Series 2020-DNA1, Class M1, 0.848%, (1 mo. USD LIBOR + 0.70%), 1/25/50(1)(2)	113	113,479
Series 2020-DNA2, Class M1, 0.898%, (1 mo. USD LIBOR + 0.75%), 2/25/50(1)(2)	564	565,551
Series 2020-DNA4, Class M1, 1.648%, (1 mo. USD LIBOR + 1.50%), 8/25/50(1)(2)	256	257,179
Series 2020-DNA4, Class M2, 3.898%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	60	60,684
Series 2020-DNA5, Class M1, 1.377%, (SOFR + 1.30%), 10/25/50(1)(2)	415	417,098
Series 2020-DNA5, Class M2, 2.877%, (SOFR + 2.80%), 10/25/50(1)(2)	330	334,337
Series 2020-DNA6, Class B1, 3.077%, (SOFR + 3.00%), 12/25/50(1)(2)	50	50,289
Series 2020-DNA6, Class M2, 2.077%, (SOFR + 2.00%), 12/25/50(1)(2)	715	716,046
Series 2020-HQA1, Class M1, 0.898%, (1 mo. USD LIBOR + 0.75%), 1/25/50(1)(2)	65	65,654
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 5.398%, (1 mo. USD LIBOR + 5.25%), 10/25/23(2)	527	539,283
Series 2014-C02, Class 1M2, 2.748%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	1,021	997,371
Series 2014-C02, Class 2M2, 2.748%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	257	255,303
Series 2014-C03, Class 1M2, 3.148%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	639	628,332
Series 2014-C03, Class 2M2, 3.048%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	399	398,775
Series 2014-C04, Class 1M2, 5.048%, (1 mo. USD LIBOR + 4.90%), 11/25/24(2)	861	884,679
Series 2017-C05, Class 1M2, 2.348%, (1 mo. USD LIBOR + 2.20%), 1/25/30(2)	306	306,402
Series 2017-C06, Class 1M2, 2.798%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	480	483,331
Series 2018-C06, Class 1M2, 2.148%, (1 mo. USD LIBOR + 2.00%), 3/25/31(2)	48	47,714
Series 2018-R07, Class 1M2, 2.548%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	610	610,373
Series 2019-R02, Class 1M2, 2.448%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	59	59,003
Series 2019-R05, Class 1M2, 2.148%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	162	161,984
Series 2020-R01, Class 1M1, 0.948%, (1 mo. USD LIBOR + 0.80%), 1/25/40(1)(2)	315	315,590

Calvert
Balanced Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	$548	$ 608,103
Toorak Mortgage Corp., Ltd.:
Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21(1)(3)	99	99,666
Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(3)	480	486,625
Total Collateralized Mortgage Obligations (identified cost $15,918,397)		$ 15,842,073

Commercial Mortgage-Backed Securities — 4.3%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(4)	$1,605	$ 1,369,965
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(4)	680	556,110
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(4)	1,115	822,255
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 1.079%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	1,519	1,525,128
Series 2019-XL, Class B, 1.239%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(2)	712	713,610
Citigroup Commercial Mortgage Trust, Series 2017-MDRC, Class D, 2.409%, (1 mo. USD LIBOR + 2.25%), 7/15/30(1)(2)	490	455,997
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	3,315	3,593,256
Series KG03, Class A2, 1.297%, 6/25/30(4)	770	773,220
Series KSG1, Class A2, 1.503%, 9/25/30	704	726,278
Series KW06, Class A2, 3.80%, 6/25/28(4)	1,135	1,334,348
Series W5FX, Class AFX, 3.214%, 4/25/28(4)	413	464,174
Federal National Mortgage Association:
Series 2017-M2, Class A1, 2.801%, 2/25/27(4)	201	208,311
Series 2017-M13, Class A2, 2.939%, 9/25/27(4)	1,350	1,531,592
Series 2018-M4, Class A2, 3.045%, 3/25/28(4)	3,672	4,191,520
Series 2018-M8, Class A2, 3.325%, 6/25/28(4)	989	1,143,500
Series 2018-M13, Class A2, 3.697%, 9/25/30(4)	3,600	4,359,556
Series 2019-M1, Class A2, 3.555%, 9/25/28(4)	1,700	2,010,648
Series 2019-M9, Class A2, 2.937%, 4/25/29	660	747,994
Series 2019-M22, Class A2, 2.522%, 8/25/29	7,125	7,904,446
Series 2020-M1, Class A2, 2.444%, 10/25/29	2,322	2,562,954
Series 2020-M20, Class A2, 1.435%, 10/25/29	1,505	1,548,673
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 3.398%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(2)	130	122,188
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust: (continued)
Series 2020-01, Class M10, 3.898%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	$980	$ 961,349
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class A, 3.429%, 6/10/27(1)	200	123,262
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	550	189,338
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(4)	225	45,432
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 0.859%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(2)	1,140	1,140,597
Series 2019-BPR, Class A, 1.559%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)	1,585	1,529,867
Series 2019-BPR, Class B, 2.259%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)(2)	498	424,519
Series 2019-BPR, Class C, 3.209%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(2)	205	150,869
Motel 6 Trust:
Series 2017-MTL6, Class C, 1.559%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(2)	1,352	1,348,087
Series 2017-MTL6, Class D, 2.309%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	333	330,380
Series 2017-MTL6, Class E, 3.409%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(2)	99	97,413
RETL Trust:
Series 2019-RVP, Class B, 1.709%, (1 mo. USD LIBOR + 1.55%), 3/15/36(1)(2)	10	9,368
Series 2019-RVP, Class C, 2.259%, (1 mo. USD LIBOR + 2.10%), 3/15/36(1)(2)	152	146,898
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.755%, 8/10/31(1)(4)	850	735,168
Total Commercial Mortgage-Backed Securities (identified cost $44,246,142)		$45,898,270

Common Stocks — 64.4%

Security	Shares	Value
Banks — 3.3%
JPMorgan Chase & Co.	154,000	$ 19,568,780
PNC Financial Services Group, Inc. (The)	104,700	15,600,300
		$ 35,169,080
Beverages — 1.6%
PepsiCo, Inc.	118,996	$ 17,647,107
		$ 17,647,107
Biotechnology — 2.0%
AbbVie, Inc.	135,474	$ 14,516,039

Calvert
Balanced Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.(5)	30,800	$ 7,279,272
		$ 21,795,311
Building Products — 1.1%
Trane Technologies PLC	81,600	$ 11,845,056
		$ 11,845,056
Capital Markets — 3.6%
BlackRock, Inc.	17,900	$ 12,915,566
Intercontinental Exchange, Inc.	115,400	13,304,466
Tradeweb Markets, Inc., Class A	197,666	12,344,242
		$38,564,274
Commercial Services & Supplies — 0.8%
Waste Management, Inc.	73,025	$8,611,838
		$8,611,838
Communications Equipment — 0.8%
Cisco Systems, Inc.	186,500	$8,345,875
		$8,345,875
Containers & Packaging — 0.7%
AptarGroup, Inc.	55,400	$7,583,706
		$7,583,706
Diversified Telecommunication Services — 0.0%(6)
Verizon Communications, Inc.	1,221	$71,734
		$71,734
Electrical Equipment — 1.3%
AMETEK, Inc.	113,000	$13,666,220
		$13,666,220
Energy Equipment & Services — 1.1%
Baker Hughes Co.	581,100	$12,115,935
		$12,115,935
Entertainment — 1.6%
Walt Disney Co. (The)(5)	93,600	$16,958,448
		$16,958,448
Equity Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.	59,300	$13,310,478
		$13,310,478
Security	Shares	Value
Food & Staples Retailing — 1.5%
Sysco Corp.	215,200	$ 15,980,752
		$ 15,980,752
Food Products — 1.1%
Mondelez International, Inc., Class A	203,670	$ 11,908,585
		$ 11,908,585
Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	124,400	$ 13,620,556
Boston Scientific Corp.(5)	319,600	11,489,620
Danaher Corp.	67,700	15,038,878
		$40,149,054
Health Care Providers & Services — 1.4%
Anthem, Inc.	46,200	$14,834,358
		$14,834,358
Hotels, Restaurants & Leisure — 1.1%
Marriott International, Inc., Class A	90,400	$11,925,568
		$11,925,568
Independent Power and Renewable Electricity Producers — 1.0%
NextEra Energy Partners, L.P.	155,800	$10,446,390
		$10,446,390
Insurance — 0.8%
Travelers Cos., Inc. (The)	63,900	$8,969,643
		$8,969,643
Interactive Media & Services — 3.6%
Alphabet, Inc., Class C(5)	18,112	$31,730,050
Match Group, Inc.(5)	48,830	7,382,608
		$39,112,658
Internet & Direct Marketing Retail — 4.1%
Amazon.com, Inc.(5)	13,466	$43,857,819
		$43,857,819
IT Services — 6.4%
Automatic Data Processing, Inc.	58,300	$10,272,460
Cognizant Technology Solutions Corp., Class A	157,314	12,891,882
Fidelity National Information Services, Inc.	62,500	8,841,250
PayPal Holdings, Inc.(5)	59,600	13,958,320
Visa, Inc., Class A	105,700	23,119,761
		$69,083,673

Calvert
Balanced Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services — 1.3%
Thermo Fisher Scientific, Inc.	29,397	$ 13,692,535
		$ 13,692,535
Machinery — 1.6%
Ingersoll Rand, Inc.(5)	174,900	$ 7,968,444
Stanley Black & Decker, Inc.	53,000	9,463,680
		$ 17,432,124
Multi-Utilities — 0.7%
Sempra Energy	57,515	$ 7,327,986
		$7,327,986
Pharmaceuticals — 0.7%
Zoetis, Inc.	43,200	$7,149,600
		$7,149,600
Road & Rail — 0.9%
Union Pacific Corp.	48,600	$10,119,492
		$10,119,492
Semiconductors & Semiconductor Equipment — 2.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	105,900	$11,547,336
Texas Instruments, Inc.	66,496	10,913,988
		$22,461,324
Software — 5.3%
Intuit, Inc.	17,167	$6,520,885
Microsoft Corp.	206,051	45,829,864
nCino, Inc.(5)	65,847	4,767,981
		$57,118,730
Specialty Retail — 2.5%
Lowe's Cos., Inc.	86,600	$13,900,166
TJX Cos., Inc. (The)	190,600	13,016,074
		$26,916,240
Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	337,108	$44,730,861
		$44,730,861
Venture Capital — 0.2%
CFBanc Corp.(5)(7)(8)	27,000	$612,557
Consensus Orthopedics, Inc.(5)(7)(8)	180,877	0
Kickboard(5)(7)(8)	169,932	4,452
Learn Capital Venture Partners III, L.P.(5)(7)(8)	1,024,486	1,555,614
Security	Shares	Value
Venture Capital (continued)
Neighborhood Bancorp, Class A(5)(7)(8)	10,000	$ 12,500
		$ 2,185,123
Wireless Telecommunication Services — 1.1%
T-Mobile US, Inc.(5)	84,345	$ 11,373,923
		$ 11,373,923
Total Common Stocks (identified cost $484,266,752)		$ 692,461,500

Convertible Bonds — 0.1%

Security	Principal Amount (000's omitted)	Value
Technology — 0.1%
ams AG, 0.875%, 9/28/22(9)	$200	$ 187,856
Western Digital Corp., 1.50%, 2/1/24	675	674,288
Total Convertible Bonds (identified cost $841,395)		$ 862,144

Convertible Preferred Stocks — 0.0%(6)

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%(6)
Becton Dickinson and Co., Series B, 6.00%(10)	1,000	$ 55,130
Total Convertible Preferred Stocks (identified cost $54,650)		$ 55,130

Corporate Bonds — 14.8%

Security	Principal Amount (000's omitted)*	Value
Basic Materials — 0.2%
Ecolab, Inc., 2.125%, 8/15/50	664	$ 636,890
LG Chem, Ltd.:
3.25%, 10/15/24(1)	1,250	1,353,622
3.625%, 4/15/29(1)	575	649,142
		$ 2,639,654
Communications — 1.4%
Alphabet, Inc., 1.10%, 8/15/30	877	$ 864,781
AT&T, Inc.:
2.30%, 6/1/27	1	1,067
3.10%, 2/1/43	165	167,408

Calvert
Balanced Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Communications (continued)
AT&T, Inc.: (continued)
3.30%, 2/1/52	92	$ 91,221
3.65%, 6/1/51	1,751	1,833,548
3.65%, 9/15/59(1)	111	111,553
3.80%, 12/1/57(1)	678	706,991
4.30%, 2/15/30	1,646	1,967,661
4.90%, 6/15/42	785	979,225
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	2,309	2,759,656
Comcast Corp.:
2.45%, 8/15/52	1,213	1,181,628
4.70%, 10/15/48	350	487,694
Crown Castle Towers, LLC, 3.663%, 5/15/25(1)	450	485,925
Discovery Communications, LLC, 5.20%, 9/20/47	806	1,049,988
NBCUniversal Media, LLC, 4.45%, 1/15/43	405	530,757
Sprint Corp., 7.25%, 9/15/21	160	166,680
T-Mobile USA, Inc.:
2.25%, 11/15/31(1)	161	165,543
2.55%, 2/15/31(1)	371	390,040
4.50%, 4/15/50(1)	860	1,062,324
		$15,003,690
Consumer, Cyclical — 1.4%
American Airlines Pass-Through Trust:
4.40%, 9/22/23	232	$176,234
5.25%, 1/15/24	984	838,343
Aptiv PLC, 5.40%, 3/15/49	115	143,679
Azul Investments, LLP, 5.875%, 10/26/24(1)(10)	445	416,969
Delta Air Lines, Inc.:
3.625%, 3/15/22	719	739,897
7.375%, 1/15/26	1,238	1,415,073
Ford Motor Credit Co., LLC:
1.044%, (3 mo. USD LIBOR + 0.81%), 4/5/21(2)	335	333,574
1.104%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	910	899,257
1.296%, (3 mo. USD LIBOR + 1.08%), 8/3/22(2)	525	512,065
2.979%, 8/3/22	2,615	2,661,939
3.087%, 1/9/23	567	577,954
4.14%, 2/15/23	675	696,938
5.875%, 8/2/21	200	204,950
Macy's Retail Holdings, LLC:
2.875%, 2/15/23	1,175	1,130,938
3.625%, 6/1/24	350	333,690
3.875%, 1/15/22	792	790,020
Magna International, Inc., 2.45%, 6/15/30	620	667,386
Security	Principal Amount (000's omitted)*	Value
Consumer, Cyclical (continued)
Nordstrom, Inc.:
4.375%, 4/1/30(10)	1,127	$ 1,112,258
5.00%, 1/15/44	964	905,142
Tesla, Inc., 5.30%, 8/15/25(1)	113	117,944
		$ 14,674,250
Consumer, Non-cyclical — 1.2%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	200	$ 212,928
4.25%, 11/1/29(1)	987	1,083,075
Becton Dickinson and Co., 2.894%, 6/6/22	404	417,661
Block Financial, LLC, 3.875%, 8/15/30(10)	936	1,011,409
Centene Corp.:
3.375%, 2/15/30	472	497,325
4.25%, 12/15/27	473	502,475
4.625%, 12/15/29	74	82,251
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32	645	646,774
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	655	709,504
CVS Health Corp.:
0.95%, (3 mo. USD LIBOR + 0.72%), 3/9/21(2)	88	88,104
3.00%, 8/15/26	1,400	1,552,335
4.30%, 3/25/28	785	934,954
CVS Pass-Through Trust, 6.036%, 12/10/28	671	779,686
Doris Duke Charitable Foundation (The), 2.345%, 7/1/50	1,705	1,648,782
Ford Foundation (The), 2.415%, 6/1/50	1,095	1,119,378
Kraft Heinz Foods Co., 4.375%, 6/1/46	830	898,051
Royalty Pharma PLC, 3.55%, 9/2/50(1)	88	94,104
Smithfield Foods, Inc.:
3.00%, 10/15/30(1)	192	203,511
5.20%, 4/1/29(1)	90	107,202
		$12,589,509
Energy — 0.3%
NuStar Logistics, L.P.:
5.75%, 10/1/25	97	$103,451
6.00%, 6/1/26	509	551,362
6.375%, 10/1/30	334	378,981
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	715	766,630
5.00%, 1/31/28(1)	1,696	1,908,890
		$3,709,314
Financial — 7.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.50%, 9/15/23	876	$950,306
4.625%, 10/15/27(10)	300	339,976

Calvert
Balanced Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Financial (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust: (continued)
6.50%, 7/15/25	413	$ 494,016
Affiliated Managers Group, Inc., 3.30%, 6/15/30	1,131	1,229,493
Aflac, Inc., 3.60%, 4/1/30	743	875,099
Air Lease Corp., 2.875%, 1/15/26	816	864,043
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	850	860,094
Andrew W. Mellon Foundation (The), 0.947%, 8/1/27	845	844,906
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(11)	1,102	1,163,222
Banco BTG Pactual S.A., 4.50%, 1/10/25(1)	200	214,002
Banco Santander S.A., 2.746%, 5/28/25	200	213,684
Bank of America Corp.:
0.981% to 9/25/24, 9/25/25(11)	1,139	1,152,662
1.197% to 10/24/25, 10/24/26(11)	1,638	1,660,210
1.389%, (3 mo. USD LIBOR + 1.18%), 10/21/22(2)	236	237,949
1.898% to 7/23/30, 7/23/31(11)	1,365	1,379,517
1.922% to 10/24/30, 10/24/31(11)	1,046	1,060,145
2.456% to 10/22/24, 10/22/25(11)	1,512	1,612,434
2.676% to 6/19/40, 6/19/41(11)	1,548	1,615,298
3.499% to 5/17/21, 5/17/22(11)	1,489	1,506,688
3.593% to 7/21/27, 7/21/28(11)	1,400	1,590,742
Series Z, 6.50% to 10/23/24(10)(11)(12)	76	87,020
Bank of Montreal, 2.05%, 11/1/22	1,898	1,959,644
Bank of Nova Scotia (The):
1.625%, 5/1/23	1,053	1,083,605
2.375%, 1/18/23	1,362	1,419,039
BankUnited, Inc., 5.125%, 6/11/30	731	856,830
BBVA Bancomer S.A./Texas:
1.875%, 9/18/25(1)	659	666,414
5.125% to 1/18/28, 1/18/33(1)(11)	200	215,800
Capital One Financial Corp.:
3.30%, 10/30/24	419	460,453
3.75%, 7/28/26	290	328,944
4.20%, 10/29/25	575	656,512
Charles Schwab Corp. (The), 4.00% to 12/1/30(11)(12)	171	180,832
Citigroup, Inc.:
0.776% to 10/30/23, 10/30/24(11)	1,600	1,611,158
1.296%, (3 mo. USD LIBOR + 1.07%), 12/8/21(2)	300	302,282
1.678% to 5/15/23, 5/15/24(11)	1,848	1,904,632
2.666% to 1/29/30, 1/29/31(11)	1,505	1,615,651
2.976% to 11/5/29, 11/5/30(11)	750	826,201
3.106% to 4/8/25, 4/8/26(11)	840	918,866
3.887% to 1/10/27, 1/10/28(11)	2,746	3,155,804
4.00% to 12/10/25(11)(12)	770	792,137
Citizens Bank NA, 2.55%, 5/13/21	400	402,480
Security	Principal Amount (000's omitted)*	Value
Financial (continued)
Citizens Financial Group, Inc., 2.375%, 7/28/21	355	$ 358,452
Commonwealth Bank of Australia:
2.50%, 9/18/22(1)	550	570,707
3.61% to 9/12/29, 9/12/34(1)(10)(11)	487	535,761
Digital Realty Trust, L.P., 4.75%, 10/1/25	525	615,095
Discover Bank:
2.70%, 2/6/30	399	423,968
4.682% to 8/9/23, 8/9/28(11)	605	643,608
Discover Financial Services:
3.95%, 11/6/24	300	333,417
6.125% to 6/23/25(11)(12)	771	872,194
HAT Holdings I, LLC/HAT Holdings II, LLC:
5.25%, 7/15/24(1)	921	959,664
6.00%, 4/15/25(1)	580	621,325
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	675	707,906
5.00%, 7/15/28(1)	219	232,935
JPMorgan Chase & Co.:
2.522% to 4/22/30, 4/22/31(11)	1,465	1,575,767
2.739% to 10/15/29, 10/15/30(11)	485	528,190
2.956% to 5/13/30, 5/13/31(11)	358	392,937
Series S, 6.75% to 2/1/24(11)(12)	232	260,540
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	758	846,055
Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(11)	860	908,916
Macquarie Bank, Ltd., 3.624%, 6/3/30(1)	744	815,687
Morgan Stanley:
0.777%, (SOFR + 0.70%), 1/20/23(2)	2,321	2,330,325
1.615%, (3 mo. USD LIBOR + 1.40%), 10/24/23(2)	550	560,591
Series J, 4.047%, (3 mo. USD LIBOR + 3.81%) to 4/15/21(2)(12)	450	447,880
National Australia Bank, Ltd., 3.625%, 6/20/23	575	621,496
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(11)	759	761,613
Nationwide Building Society, 3.96% to 7/18/29, 7/18/30(1)(11)	677	789,225
Newmark Group, Inc., 6.125%, 11/15/23	232	252,476
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24	5,700	6,059,897
Radian Group, Inc.:
4.875%, 3/15/27	1,150	1,265,805
6.625%, 3/15/25	77	87,347
SBA Tower Trust, 3.722%, 4/9/48(1)	1,100	1,130,967
SITE Centers Corp., 3.625%, 2/1/25	517	537,491
Standard Chartered PLC:
1.319% to 10/14/22, 10/14/23(1)(11)	459	464,210
6.00% to 7/26/25(1)(11)(12)	771	825,934
Stifel Financial Corp., 4.00%, 5/15/30	932	1,066,509

Calvert
Balanced Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Financial (continued)
Synovus Bank/Columbus, GA:
2.289% to 2/10/22, 2/10/23(11)		1,529	$ 1,548,902
4.00% to 10/29/25, 10/29/30(11)		782	828,274
Synovus Financial Corp.:
3.125%, 11/1/22		311	323,044
5.90% to 2/7/24, 2/7/29(11)		71	76,581
Truist Financial Corp., 5.10% to 3/1/30(11)(12)		986	1,128,980
UBS Group AG, 1.364% to 1/30/26, 1/30/27(1)(11)		265	268,100
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(11)		345	380,225
Visa, Inc., 2.00%, 8/15/50		799	763,132
Welltower, Inc., 2.75%, 1/15/31		629	671,618
Westpac Banking Corp., 2.668% to 11/15/30, 11/15/35(11)		561	578,621
			$75,281,157
Government - Multinational — 0.5%
Asian Development Bank, 3.125%, 9/26/28		1,160	$1,360,701
International Bank for Reconstruction & Development, 3.125%, 11/20/25		2,600	2,936,266
International Finance Corp., 7.50%, 5/9/22	BRL	825	168,982
Nordic Investment Bank, 2.25%, 9/30/21		673	683,561
			$5,149,510
Industrial — 1.1%
FedEx Corp., 4.55%, 4/1/46		700	$900,586
Flowserve Corp., 3.50%, 10/1/30		473	505,035
Jabil, Inc.:
3.00%, 1/15/31		1,494	1,591,824
3.60%, 1/15/30		1,670	1,860,286
4.70%, 9/15/22		1,239	1,320,396
nVent Finance S.a.r.l., 4.55%, 4/15/28		1,965	2,136,659
Owens Corning:
3.95%, 8/15/29		1,695	1,956,016
4.30%, 7/15/47		204	245,622
4.40%, 1/30/48		26	31,365
SMBC Aviation Capital Finance DAC, 2.65%, 7/15/21(1)		540	545,733
Valmont Industries, Inc.:
5.00%, 10/1/44		110	127,659
5.25%, 10/1/54		675	795,710
			$12,016,891
Other Revenue — 0.2%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30		1,625	$1,631,874
			$1,631,874
Security	Principal Amount (000's omitted)*	Value
Technology — 0.6%
DXC Technology Co.:
4.00%, 4/15/23	821	$ 873,830
4.125%, 4/15/25	644	712,326
4.75%, 4/15/27	153	175,235
Hewlett Packard Enterprise Co.:
0.90%, (3 mo. USD LIBOR + 0.68%), 3/12/21(2)	516	516,468
0.958%, (3 mo. USD LIBOR + 0.72%), 10/5/21(2)	525	525,078
Microsoft Corp., 2.40%, 8/8/26	575	627,481
Seagate HDD Cayman:
3.375%, 7/15/31(1)	510	513,715
4.091%, 6/1/29(1)	856	918,741
4.875%, 3/1/24	480	522,435
5.75%, 12/1/34	390	460,108
Western Digital Corp., 4.75%, 2/15/26	944	1,044,300
		$6,889,717
Utilities — 0.9%
AES Corp. (The), 2.45%, 1/15/31(1)	1,364	$1,382,799
American Water Capital Corp., 2.95%, 9/1/27	750	830,130
Avangrid, Inc.:
3.15%, 12/1/24	805	878,256
3.80%, 6/1/29	1,635	1,876,955
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	429	492,118
Enel Finance International NV, 2.65%, 9/10/24(1)	1,256	1,338,857
Engie Energia Chile S.A., 3.40%, 1/28/30(1)	200	217,000
MidAmerican Energy Co.:
3.15%, 4/15/50	500	575,790
4.25%, 7/15/49	735	986,879
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	73	78,201
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	586	604,389
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	46	48,284
Public Service Co. of Colorado, 3.70%, 6/15/28	548	639,552
Sempra Energy, 4.875% to 10/15/25(11)(12)	164	175,685
		$10,124,895
Total Corporate Bonds (identified cost $150,581,427)		$159,710,461

Calvert
Balanced Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

High Social Impact Investments — 0.3%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(8)(13)	$2,500	$ 2,409,950
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22(8)(14)	393	376,156
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22(8)(14)	506	419,621
Total High Social Impact Investments (identified cost $3,399,000)		$ 3,205,727

Preferred Stocks — 0.4%

Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.0%(6)
AGNC Investment Corp., Series F, 6.125% to 4/15/25(11)	15,800	$ 377,462
		$ 377,462
Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(11)	28,581	$ 513,887
		$ 513,887
Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P.:
Series A, 5.75%	33,000	$ 706,200
Series A2, 6.375%	28,000	649,320
		$1,355,520
Venture Capital — 0.0%(6)
Consensus Orthopedics, Inc.:
Series A-1(5)(7)(8)	420,683	$0
Series B(5)(7)(8)	348,940	0
Series C(5)(7)(8)	601,710	0
Kickboard:
Series A(5)(7)(8)	1,155,503	279,747
Series A2(5)(7)(8)	404,973	107,196
Lumni, Inc., Series B(5)(7)(8)	17,265	66,600
Wind Harvest Co., Inc.(5)(7)(8)	8,696	0
		$453,543
Security	Shares	Value
Wireless Telecommunication Services — 0.2%
United States Cellular Corp.:
5.50%	60,000	$ 1,512,600
6.25%	4,575	121,466
		$ 1,634,066
Total Preferred Stocks (identified cost $5,012,443)		$ 4,334,478

Senior Floating-Rate Loans — 0.8%(15)

Security	Principal Amount (000's omitted)	Value
Building and Development — 0.1%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.897%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$588	$ 577,398
		$ 577,398
Drugs — 0.1%
Jaguar Holding Company II, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 8/18/22	$894	$ 894,320
		$ 894,320
Electronics/Electrical — 0.2%
Go Daddy Operating Company, LLC, Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 2/15/24	$308	$ 307,297
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	592	594,271
MA FinanceCo., LLC, Term Loan, 2.897%, (1 mo. USD LIBOR + 2.75%), 6/21/24	37	36,648
Seattle Spinco, Inc., Term Loan, 2.897%, (1 mo. USD LIBOR + 2.75%), 6/21/24	250	247,496
SolarWinds Holdings, Inc., Term Loan, 2.897%, (1 mo. USD LIBOR + 2.75%), 2/5/24	196	187,999
SS&C European Holdings S.a.r.l., Term Loan, 4/16/25(16)	90	88,814
SS&C Technologies, Inc., Term Loan, 4/16/25(16)	116	114,780
Ultimate Software Group, Inc. (The), Term Loan, 5/4/26(16)	778	778,778
		$2,356,083
Equipment Leasing — 0.0%(6)
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$305	$302,842
		$302,842
Health Care — 0.1%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), 3/1/24(17)	$837	$834,208
		$834,208

Calvert
Balanced Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insurance — 0.1%
Asurion, LLC:
Term Loan, 12/23/26(16)	$150	$ 148,781
Term Loan, 3.147%, (1 mo. USD LIBOR + 3.00%), 11/3/23	313	311,976
USI, Inc., Term Loan, 5/16/24(16)	835	824,623
		$ 1,285,380
Leisure Goods/Activities/Movies — 0.0%(6)
Bombardier Recreational Products, Inc., Term Loan, 2.147%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$167	$ 165,014
		$ 165,014
Lodging and Casinos — 0.0%(6)
ESH Hospitality, Inc., Term Loan, 2.147%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$97	$95,708
		$95,708
Telecommunications — 0.2%
CenturyLink, Inc., Term Loan, 2.397%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$842	$833,033
Level 3 Financing, Inc., Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 3/1/27	175	173,030
Ziggo Financing Partnership, Term Loan, 2.659%, (1 mo. USD LIBOR + 2.50%), 4/30/28	845	839,191
		$1,845,254
Total Senior Floating-Rate Loans (identified cost $8,390,798)		$8,356,207

Sovereign Government Bonds — 0.3%

Security	Principal Amount (000's omitted)	Value
Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30	$591	$ 578,269
2.00%, 9/29/22	1,410	1,454,901
Kuntarahoitus Oyj, 1.375%, 9/21/21(1)	204	205,651
Nederlandse Waterschapsbank NV, 2.125%, 11/15/21(1)	580	589,586
Total Sovereign Government Bonds (identified cost $2,838,819)		$ 2,828,407

Taxable Municipal Obligations — 1.5%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.4%
Los Angeles Unified School District, CA, 5.75%, 7/1/34(18)	$800	$ 1,129,680
Massachusetts, Green Bonds, 3.277%, 6/1/46	880	1,022,173
New York City, NY, 5.206%, 10/1/31(18)	1,275	1,608,948
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	630	709,833
		$ 4,470,634
Special Tax Revenue — 0.5%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.361%, 6/1/26	$935	$ 999,842
2.484%, 6/1/27	665	714,722
2.534%, 6/1/28	830	891,345
2.584%, 6/1/29	455	488,980
2.984%, 6/1/33	520	557,638
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(18)	400	495,336
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(18)	1,000	1,304,290
		$5,452,153
Water and Sewer — 0.6%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$270	$402,489
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds:
2.094%, 9/1/30	430	453,560
2.184%, 9/1/31	345	356,823
2.264%, 9/1/32	305	314,361
2.344%, 9/1/33	335	346,025
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	360	367,376
Green Bonds, 1.701%, 5/1/31	320	328,339
Green Bonds, 1.951%, 5/1/34	190	193,471
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	3,420	3,653,518
		$6,415,962
Total Taxable Municipal Obligations (identified cost $14,888,510)		$16,338,749

Calvert
Balanced Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

U.S. Government Agencies and Instrumentalities — 0.5%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.547%, 8/1/22	$305	$ 316,464
2.618%, 8/1/23	153	162,066
2.668%, 8/1/24	534	573,929
2.738%, 8/1/25	534	589,099
3.435%, 8/1/34	530	615,151
3.485%, 8/1/35	295	343,924
3.585%, 8/1/37	547	642,148
U.S. International Development Finance Corp.:
3.22%, 9/15/29	776	868,037
3.52%, 9/20/32	796	916,400
Total U.S. Government Agencies and Instrumentalities (identified cost $4,602,921)		$5,027,218

U.S. Government Agency Mortgage-Backed Securities — 3.7%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., 3.50%, 3/1/48	$591	$ 627,415
Federal National Mortgage Association:
30-Year, 2.00%, TBA(19)	3,785	3,935,199
30-Year, 2.50%, TBA(19)	14,125	14,896,904
30-Year, 3.00%, TBA(19)	15,410	16,147,380
Pool #AN1879, 2.65%, 6/1/26	599	653,754
Pool #AN1909, 2.68%, 7/1/26	650	711,574
Pool #BM3990, 4.00%, 3/1/48	1,266	1,356,983
Pool #MA3149, 4.00%, 10/1/47	1,783	1,912,957
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $39,928,451)		$40,242,166

U.S. Treasury Obligations — 3.6%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$234	$ 221,240
1.375%, 8/15/50	797	744,946
2.00%, 2/15/50	705	764,292
2.375%, 11/15/49	275	322,470
2.875%, 5/15/49	815	1,050,395
3.125%, 5/15/48	371	497,169
U.S. Treasury Inflation-Protected Bond, 0.25%, 2/15/50(20)	3,116	3,719,527
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Notes:
0.125%, 4/15/25(20)	$184	$ 197,422
0.75%, 7/15/28(20)	10,455	12,164,417
U.S. Treasury Notes:
0.25%, 5/31/25	2,150	2,145,717
0.25%, 6/30/25	1,055	1,052,198
0.25%, 10/31/25	1,074	1,069,259
0.375%, 11/30/25	3,450	3,454,312
0.625%, 5/15/30	1,266	1,237,119
0.625%, 8/15/30	953	928,728
0.875%, 11/15/30	2,361	2,352,146
1.125%, 2/28/22	6,170	6,243,992
1.625%, 12/31/21	950	964,345
Total U.S. Treasury Obligations (identified cost $37,163,656)		$39,129,694

Venture Capital Debt Obligations — 0.0%(6)

Security	Principal Amount (000's omitted)	Value
Kickboard Bridge Note, 8.00%, 4/6/21(7)(8)	$41	$ 40,196
Total Venture Capital Debt Obligations (identified cost $41,000)		$ 40,196

Venture Capital Limited Partnership Interests — 0.0%(6)

Security	Value
First Analysis Private Equity Fund IV, L.P.(5)(7)(8)	$ 224,732
GEEMF Partners, L.P.(5)(7)(8)(13)	11,372
Global Environment Emerging Markets Fund, L.P.(5)(7)(8)	31,781
Solstice Capital, L.P.(5)(7)(8)	24,762
Total Venture Capital Limited Partnership Interests (identified cost $0)	$ 292,647

Calvert
Balanced Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 2.9%
Other — 2.8%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.12%(21)	29,969,359	$ 29,972,355
Total Other (identified cost $29,972,355)		$ 29,972,355
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(22)	1,472,985	$ 1,472,985
Total Securities Lending Collateral (identified cost $1,472,985)		$ 1,472,985
Total Short-Term Investments (identified cost $31,445,340)		$ 31,445,340
Total Investments — 104.0% (identified cost $894,793,839)		$1,118,274,573
Other Assets, Less Liabilities — (4.0)%		$ (42,843,086)
Net Assets — 100.0%		$1,075,431,487

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2020, the aggregate value of these securities is $99,436,168 or 9.2% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2020.
(3)	Step coupon security. Interest rate represents the rate in effect at December 31, 2020.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2020.
(5)	Non-income producing security.
(6)	Amount is less than 0.05%.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(8)	Restricted security. Total market value of restricted securities amounts to $6,177,236, which represents 0.5% of the net assets of the Fund as of December 31, 2020.
(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2020, the aggregate value of these securities is $187,856 or less than 0.05% of the Fund’s net assets.
(10)	All or a portion of this security was on loan at December 31, 2020. The aggregate market value of securities on loan at December 31, 2020 was $1,762,880 and the total market value of the collateral received by the Fund was $1,810,943, comprised of cash of $1,472,985 and U.S. government and/or agencies securities of $337,958.
(11)	Security converts to variable rate after the indicated fixed-rate coupon period.
(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(13)	Affiliated company.
(14)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2020.
(15)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(16)	This Senior Loan will settle after December 31, 2020, at which time the interest rate will be determined.
(17)	The stated interest rate represents the weighted average interest rate at December 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(18)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(19)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(20)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(21)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2020.
(22)	Represents investment of cash collateral received in connection with securities lending.

Calvert
Balanced Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	15,261	EUR	12,817	State Street Bank and Trust Company	2/26/21	$ —	$(416)
						$ —	$(416)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	8	Long	3/31/21	$1,767,813	$1,737
U.S. Long Treasury Bond	26	Long	3/22/21	4,502,875	(15,986)
U.S. Ultra-Long Treasury Bond	58	Long	3/22/21	12,386,625	(172,187)
U.S. 5-Year Treasury Note	(9)	Short	3/31/21	(1,135,477)	(2,688)
U.S. Long Treasury Bond	(2)	Short	3/22/21	(346,375)	3,184
U.S. Ultra 10-Year Treasury Note	(386)	Short	3/22/21	(60,354,719)	171,266
U.S. Ultra-Long Treasury Bond	(9)	Short	3/22/21	(1,922,062)	18,022
					$3,348
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$2,500,000
CFBanc Corp., Common Stock	3/14/03	270,000
Consensus Orthopedics, Inc., Common Stock	2/10/06	504,331
Consensus Orthopedics, Inc., Series A-1, Preferred	8/19/05	4,331
Consensus Orthopedics, Inc., Series B, Preferred	2/10/06	139,576
Consensus Orthopedics, Inc., Series C, Preferred	2/10/06	120,342
First Analysis Private Equity Fund IV, L.P.	2/25/02-7/6/11	0
GEEMF Partners, L.P.	2/28/97	0
Global Environment Emerging Markets Fund, L.P.	1/14/94-2/1/95	0
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22	11/13/15	393,000
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22	11/13/15	506,000
Kickboard, Common Stock	5/23/13	0
Kickboard, Series A, Preferred	2/12/13	285,328
Kickboard, Series A2, Preferred	6/19/14	100,000
Kickboard Bridge Note, 8.00%, 4/6/21	9/16/15	41,000
Learn Capital Venture Partners III, L.P., Common Stock	8/30/16-12/4/20	1,024,486
Lumni, Inc., Series B, Preferred	8/8/13	116,367
Neighborhood Bancorp, Class A, Common Stock	6/25/97	100,000
Solstice Capital, L.P.	6/26/01-6/17/08	0
Wind Harvest Co., Inc., Preferred	5/16/94	100,000

Calvert
Balanced Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Abbreviations:
ADR	– American Depositary Receipt
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
BRL	– Brazilian Real
EUR	– Euro
USD	– United States Dollar

Calvert
Balanced Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Fund enters into futures contracts to hedge against fluctuations in interest rates and to manage overall duration.
At December 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
At December 31, 2020, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and other affiliated companies/funds was $32,393,677, which represents 3.0% of the Fund's net assets. Transactions in the Notes and other affiliated companies/funds by the Fund for the fiscal year to date ended December 31, 2020 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	$ 2,602,270	$ —	$ (2,615,531)	$ —	$ 13,261	$ —	$ 8,174	$ —
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	—	2,500,000	—	—	(90,050)	2,409,950	1,667	2,500,000
Venture Capital Limited Partnership Interests
GEEMF Partners, L.P.(1)(2)(3)	11,713	—	—	—	(341)	11,372	—	—
Short-Term Investments
Calvert Cash Reserves Fund, LLC	33,089,296	66,155,591	(69,272,532)	(1,628)	1,628	29,972,355	9,428	29,969,359
Totals				$(1,628)	$(75,502)	$32,393,677	$19,269

(1)	Restricted security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(3)	Non-income producing security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$—	$52,204,166	$—	$52,204,166
Collateralized Mortgage Obligations	—	15,842,073	—	15,842,073
Commercial Mortgage-Backed Securities	—	45,898,270	—	45,898,270
Common Stocks	690,276,377(2)	—	—	690,276,377
Common Stocks - Venture Capital	—	—	2,185,123	2,185,123
Convertible Bonds	—	862,144	—	862,144
Convertible Preferred Stocks	55,130	—	—	55,130
Corporate Bonds	—	159,710,461	—	159,710,461
High Social Impact Investments	—	3,205,727	—	3,205,727

Calvert
Balanced Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3(1)	Total
Preferred Stocks	$3,880,935	$—	$—	$3,880,935
Preferred Stocks - Venture Capital	—	—	453,543	453,543
Senior Floating-Rate Loans	—	8,356,207	—	8,356,207
Sovereign Government Bonds	—	2,828,407	—	2,828,407
Taxable Municipal Obligations	—	16,338,749	—	16,338,749
U.S. Government Agencies and Instrumentalities	—	5,027,218	—	5,027,218
U.S. Government Agency Mortgage-Backed Securities	—	40,242,166	—	40,242,166
U.S. Treasury Obligations	—	39,129,694	—	39,129,694
Venture Capital Debt Obligations	—	—	40,196	40,196
Venture Capital Limited Partnership Interests	—	—	292,647	292,647
Short-Term Investments:
Other	—	29,972,355	—	29,972,355
Securities Lending Collateral	1,472,985	—	—	1,472,985
Total Investments	$695,685,427	$419,617,637	$2,971,509	$1,118,274,573
Futures Contracts	$194,209	$ —	$ —	$194,209
Total	$695,879,636	$419,617,637	$2,971,509	$1,118,468,782
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(416)	$ —	$(416)
Futures Contracts	(190,861)	—	—	(190,861)
Total	$(190,861)	$(416)	$ —	$(191,277)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2020 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.